Provisions for employee benefits - Analysis by geographical area related to the main actuarial assumptions (Details) - Foreign defined benefit plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum
Statement
Discount rate	0.30%	0.10%
Rate of compensation increase	1.50%	1.30%
Rate of price inflation	0.70%	0.80%
Life expectations on retirement at age 65	13 years	13 years
Maximum
Statement
Discount rate	15.30%	14.70%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	13.30%	12.20%
Life expectations on retirement at age 65	25 years	26 years
Euro Area | Minimum
Statement
Discount rate	0.90%	0.40%
Rate of compensation increase	1.50%	1.30%
Rate of price inflation	1.50%	1.30%
Life expectations on retirement at age 65	21 years	21 years
Euro Area | Maximum
Statement
Discount rate	1.20%	0.80%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	1.90%	1.90%
Life expectations on retirement at age 65	23 years	22 years
Rest of Europe | Minimum
Statement
Discount rate	0.30%	0.10%
Rate of compensation increase	2.50%	2.50%
Rate of price inflation	0.70%	0.80%
Life expectations on retirement at age 65	23 years	23 years
Rest of Europe | Maximum
Statement
Discount rate	1.90%	1.40%
Rate of compensation increase	4.00%	3.60%
Rate of price inflation	3.50%	3.10%
Life expectations on retirement at age 65	25 years	26 years
Africa | Minimum
Statement
Discount rate	3.00%	2.60%
Rate of compensation increase	1.90%	2.00%
Rate of price inflation	3.00%	2.60%
Life expectations on retirement at age 65	13 years	13 years
Africa | Maximum
Statement
Discount rate	15.30%	14.70%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	13.30%	12.20%
Life expectations on retirement at age 65	15 years	17 years
Other areas
Statement
Discount rate	6.70%
Rate of compensation increase	5.00%
Rate of price inflation	3.00%
Other areas | Minimum
Statement
Discount rate		6.40%
Rate of compensation increase		5.00%
Rate of price inflation		3.00%
Other areas | Maximum
Statement
Discount rate		9.80%
Rate of compensation increase		9.80%
Rate of price inflation		5.00%